4. Intangible assets (Quarterly) (Quarterly Report [Member])	3 Months Ended
Mar. 31, 2014
Quarterly Report [Member]
4. Intangible assets

note 4 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

	2014	2013

Intangible Assets	$402,000	$402,000
Less: accumulated depreciation	(160,800)	(140,700)
Net intangible assets	$241,200	$261,300

Future amortization expense

Year ended December 31,
2014	$20,100
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100